Consolidated Statements of Operations - BRL shares in Thousands, BRL in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net operating revenue		BRL 27,353,765	BRL 28,247,099	BRL 28,422,147
Cost of sales and services		(16,250,083)	(16,257,192)	(16,466,773)
Gross profit		11,103,682	11,989,907	11,955,374
Operating (expenses) income
Selling expenses		(4,719,811)	(5,565,757)	(5,532,045)
General and administrative expenses		(3,912,178)	(3,834,563)	(3,683,440)
Other operating income (expenses), net		(1,258,655)	2,023,622	1,243,100
Income (loss) before financial expenses and taxes		1,213,038	4,613,209	3,982,989
Financial (expenses), net		(6,538,008)	(4,548,922)	(3,301,956)
Income (loss) before taxes	[1]	(5,324,970)	64,287	681,033
Income tax and social contribution		(3,379,927)	(758,268)	(76,610)
Income (loss) from continuing operations		(8,704,897)	(693,981)	604,423
Income (loss) for the year from discontinued operations, net		(867,139)	(4,086,449)
Net income (loss) for the year		(9,572,036)	(4,780,430)	604,423
Net income (loss) allocated to common shares-basic and diluted		(9,159,343)	(4,781,720)	604,423
Net income (loss) attributable to non-controlling interests		(412,693)	1,290
Common Stock
Operating (expenses) income
Net income (loss) allocated to common shares-basic and diluted		BRL (3,947,142)	BRL (1,569,149)	BRL 189,711
Common shares-basic and diluted		314,518	202,312	51,476
Common shares-basic and diluted		BRL (12.55)	BRL (7.76)	BRL 3.69
Common shares-basic and diluted		(11.36)	(1.13)	BRL 3.69
Common shares-basic and diluted		BRL (1.19)	BRL (6.63)
Preferred Stock
Operating (expenses) income
Net income (loss) allocated to common shares-basic and diluted		BRL (5,212,201)	BRL (3,212,571)	BRL 414,712
Common shares-basic and diluted		415,321	414,200	112,527
Common shares-basic and diluted		BRL (12.55)	BRL (7.76)	BRL 3.69
Common shares-basic and diluted		(11.36)	(1.13)	BRL 3.69
Common shares-basic and diluted		BRL (1.19)	BRL (6.63)

[1]	In 2013, substantially all pre tax income and income tax are related to Brazilian Companies. In 2015 and 2014 income before taxes and income tax for continuing operations is as follows: